Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Information
Summary information by segment

For the Year Ended December 31, 2014:

	Portal advertising	Others	Portal advertising & Others	Weibo	Total
	(In thousands, except percentages)
Net revenues	$375,504	$58,565	$434,069	$334,172	$768,241
Costs of revenues	172,078	34,664	206,742	83,599	290,341
Gross margin	54%	41%	52%	75%	62%
Operating expenses:
Sales and marketing			$108,566	$120,361	$228,927
Product development			66,490	125,832	192,322
General and administrative			56,556	26,483	83,039
Goodwill impairment			14,526	—	14,526

Total operating expenses			246,138	272,676	518,814

Loss from operations			(18,811)	(22,103)	(40,914)
Interest and other income, net			22,145	6,780	28,925
Change in fair value of option liability			—	(46,972)	(46,972)
Income (loss) from equity method investments, net			19,476	(5)	19,471
Realized gain on long-term investments			227,343	481	227,824
Investment related impairment			(17,072)	(2,521)	(19,593)

Income (loss) before income tax expense			233,081	(64,340)	168,741

Income tax expense			(5,842)	(1,128)	(6,970)

Net income (loss)			$227,239	$(65,468)	$161,771

For the Year Ended December 31, 2015:

	Portal advertising	Others	Portal advertising & Others	Weibo	Total
	(In thousands, except percentages)
Net revenues	$340,814	$61,964	$402,778	$477,891	$880,669
Costs of revenues	157,862	35,558	193,420	141,960	335,380
Gross margin	54%	43%	52%	70%	62%
Operating expenses:
Sales and marketing			$104,369	$126,059	$230,428
Product development			66,327	143,444	209,771
General and administrative			63,943	28,925	92,868

Total operating expenses			234,639	298,428	533,067

Income (loss) from operations			(25,281)	37,503	12,222
Interest and other income, net			16,048	6,344	22,392
Income (loss) from equity method investments, net			224	(6)	218
Realized gain on long-term investments			18,846	944	19,790
Investment related impairment			(474)	(8,005)	(8,479)

Income before income tax expense			9,363	36,780	46,143

Income tax expense			(7,829)	(2,591)	(10,420)

Net income			$1,534	$34,189	$35,723

For the Year Ended December 31, 2016:

	Portal advertising	Others	Portal advertising & Others	Weibo	Elimination*	Total
	(In thousands, except percentages)
Net revenues	$304,090	$74,931	$379,021	$655,800	$(3,885)	$1,030,936
Costs of revenues	136,196	47,555	183,751	171,231	(286)	354,696
Gross margin	55%	37%	52%	74%		66%
Operating expenses:
Sales and marketing			$102,384	$148,283	(3,599)	$247,068
Product development			62,140	154,088	—	216,228
General and administrative			58,256	41,218	—	99,474
Goodwill and acquired intangibles impairment			40,194	—	—	40,194

Total operating expenses			$262,974	$343,589	$(3,599)	$602,964

Income (loss) from operations			(67,704)	140,980	—	73,276
Interest and other income, net			17,456	8,757		26,213
Change in fair value of option liability			(28,456)	—		(28,456)
Loss from equity method investments, net			(11,636)	(130)		(11,766)
Realized gain on long-term investments			289,159	534		289,693
Investment related impairment			(4,272)	(40,161)		(44,433)

Income before income tax expense			194,547	109,980		304,527

Income tax expense			(22,903)	(4,316)		(27,219)

Net income			$171,644	$105,664		$277,308

* Weibo has provided certain advertising service to portal business since 2016. The related revenue and sales tax were eliminated at the consolidation level.

Schedule of geographic operations

	PRC	International	Total
	(In thousands)
Year ended and as of December 31, 2014:
Net revenues	$762,200	$6,041	$768,241
Long-lived assets	$76,439	$301	$76,740
Year ended and as of December 31, 2015:
Net revenues	$864,075	$16,594	$880,669
Long-lived assets	$56,327	$260	$56,587
Year ended and as of December 31, 2016:
Net revenues	$1,016,210	$14,726	$1,030,936
Long-lived assets	$243,288	$234	$243,522